UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-23036

BNY Mellon Absolute Insight Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	10/31
Date of reporting period:	4/30/16

FORM N-CSR

Item 1.       Reports to Stockholders.

BNY Mellon Absolute Insight Multi-Strategy Fund

SEMIANNUAL REPORT April 30, 2016

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

BNY Mellon Absolute Insight Multi-Strategy Fund	The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for BNY Mellon Absolute Insight Multi-Strategy Fund, covering the period from the fund’s inception on December 4, 2015 through April 30, 2016. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

A choppy U.S. economic recovery remained intact over the reporting period. Steady job growth, declining unemployment claims, improved consumer confidence, and higher housing prices supported an economic expansion that so far has lasted nearly seven years. These factors, along with low inflation, prompted the Federal Reserve Board in December 2015 to raise short-term interest rates for the first time in nearly a decade.

On the other hand, the global economy continued to stagnate despite historically aggressive monetary policies, including negative short-term interest rates in Europe and Japan. Global growth has been hampered by weak demand, volatile commodity prices, the lingering effects of various financial crises, unfavorable demographic trends, and low productivity growth. These developments proved especially challenging for financial markets in early 2016, but stocks and riskier sectors of the bond market later rallied strongly to post positive total returns, on average, for the reporting period overall.

While we are encouraged by the recent resilience of the financial markets, we expect volatility to persist over the foreseeable future until global economic uncertainty abates. In addition, wide differences in underlying fundamental and technical influences across various asset classes, economic sectors, and regional markets suggest that selectivity may be an important determinant of investment success over the months ahead. We encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
May 16, 2016

DISCUSSION OF FUND PERFORMANCE

For the period of December 4, 2015 through April 30, 2016, as provided by Sonja Uys, Portfolio Manager of Pareto Investment Management Limited, sub-investment adviser

Fund and Market Performance Overview

Between the fund’s inception on December 4, 2015, and April 30, 2016, BNY Mellon Absolute Insight Multi-Strategy Fund’s Class A shares produced a total return of -0.64%, Class C shares returned -0.88%, Class I shares returned -0.48%, and Class Y shares returned -0.56%.1 In comparison, the fund’s benchmark, the U.S. Dollar 1-Month London Interbank Offered Rate (LIBOR), produced a total return of 0.17% for the same period.2

Financial markets proved volatile over the reporting period amid a variety of economic challenges. The fund lagged its benchmark, mainly due to shortfalls among three of its underlying strategies, particularly the Absolute Return Credit Strategy, the Currency Strategy, and the Absolute Return Equity Strategy.

The Fund’s Investment Approach

The fund seeks total return consisting of capital appreciation and income. To pursue its goal, the fund normally allocates its assets across multiple “absolute return” investment strategies. Through exposure to these investment strategies, the fund seeks to generate positive returns on a rolling 12-month basis with less volatility than major equity markets. The fund is designed to complement traditional equity and fixed-income portfolios.

The investment strategies employed by the fund include: the Equity Market Neutral Strategy, the Absolute Return Equity Strategy, the Absolute Return Emerging Market Strategy, the Absolute Return Credit Strategy, the Absolute Return Dynamic Opportunities Strategy, and the Currency Strategy. The fund’s sub-adviser has considerable latitude in allocating the fund’s investments to any of the strategies and may vary the amount of the fund’s assets allocated to a strategy depending on market conditions.

Shifting Macroeconomic Concerns Drove Financial Markets

Global equities declined early in the reporting period in an environment of falling commodity prices, economic slowdowns in the emerging markets, and a volatile U.S. dollar. Diverging monetary policies and varying growth prospects across major economies added to market volatility: European and Japanese central banks eased their monetary policies, but policymakers in the United States raised short-term interest rates. Meanwhile, economic concerns, low commodity prices, and fluctuating currency exchange rates produced sharp declines for stocks in the emerging markets over the first half of the reporting period.

Global equity markets fared much better from mid-February through the reporting period’s end. Investor sentiment improved in response to stabilizing oil prices, additional easing measures from the European Central Bank and China, and comments from U.S. monetary policymakers suggesting that interest rates would rise more gradually than previously feared.

In spite of the U.S. rate hike in December, high-quality global bonds gained value when growth concerns in overseas markets intensified, but lower-rated bonds generally declined before rallying strongly over the reporting period’s second half. Currency exchange rates also proved volatile, with most foreign currencies weakening as the U.S. dollar advanced in late 2015 and then gaining value when the U.S. dollar depreciated over the first four months of 2016.

Underlying Strategies Produced Mixed Results

Three of the fund’s underlying strategies detracted from returns over the reporting period. The Absolute Return Credit Strategy struggled with a short position in European high yield bonds when the market rallied, but these losses were partly offset in April by a net long position in investment grade

DISCUSSION OF FUND PERFORMANCE (continued)

bonds. Weakness in the Currency Strategy was driven mainly by short positions in the euro and commodity-linked currencies—such as the Australian dollar, New Zealand dollar, South African rand and Brazilian real—against a weakening U.S. dollar over the reporting period’s second half. The Absolute Return Equity Strategy also hampered performance due to modestly negative returns across a range of positions, including a “pair trade” with short positions in two U.K. supermarkets hedged with long positions in other retailers.

On a more positive note, the Absolute Return Emerging Market Strategy benefited from long exposure to corporate and government bonds from developing nations as asset values recovered over the reporting period’s second half. The Dynamic Opportunities Strategy produced roughly flat returns.

A Generally Cautious Investment Posture

The financial markets have remained focused on central bank rhetoric, low or negative interest rate policies, investors’ search for yield, and the outlook for global and Chinese growth. Therefore, we generally have adopted cautious investment postures across the fund’s underlying strategies.

As of the end of the reporting period, the fund’s assets were allocated across six complementary absolute return strategies, each actively managed with an aim to deliver positive returns over rolling 12-month periods. A combined target allocation of 31% of assets was apportioned to the Equity Market Neutral and Absolute Return Equity Strategies, 19% to the Absolute Return Emerging Market Strategy, 19% to the Absolute Return Credit Strategy, 16% to the Dynamic Opportunities Strategy, and 15% to the Absolute Return Currency Strategy. In our judgment, the fund’s absolute return approach and low performance correlations across the underlying strategies position the fund to deliver attractive returns with low volatility regardless of the future direction of markets.

May 16, 2016

Equity securities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus. Bond securities are subject generally to interest rate, credit, liquidity, call, sector, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus.

Bonds are subject generally to interest rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

To the extent the fund invests in foreign securities, its performance will be influenced by political, social and economic factors affecting investments in foreign companies. These special risks include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability, and differing auditing and legal standards.

Short sales may involve substantial risk and “leverage.” Short sales expose the fund to the risk that it will be required to buy the security sold short at a time when the security has appreciated in value, thus resulting in a loss.

Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged.

A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value.

The ability of the fund to achieve its investment goal depends, in part, on the ability of the fund’s sub-investment adviser to allocate effectively the fund’s assets among the underlying investment strategies.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Class I and Class Y shares are not subject to any initial or deferred sales charges. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

2 SOURCE: Bloomberg – London Interbank Offered Rate (LIBOR). The rate of interest at which banks borrow funds, in marketable size, from other banks in the London interbank market. LIBOR is the most widely used benchmark or reference rate for short-term interest rates, and is an international rate. The London Interbank Offered Rate is fixed each morning at 11 a.m. London time by the British Bankers’ Association (BBA). The rate is an average derived from 16 quotations provided by banks determined by the British Bankers’ Association; the four highest and lowest are then eliminated, and an average of the remaining eight is calculated to arrive at the fix. Eurodollar LIBOR is calculated on an ACT/360-day count basis, and settlement is for two days hence.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon Absolute Insight Multi-Strategy Fund from December 4, 2015 (commencement of operations) to April 30, 2016. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the five months ended April 30, 2016

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$7.10	$10.13	$6.09	$6.09
Ending value (after expenses)	$993.60	$991.20	$995.20	$994.40

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2016††

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†††	$8.77	$12.51	$7.52	$7.52
Ending value (after expenses)	$1,016.16	$1,012.43	$1,017.40	$1,017.40

† Expenses are equal to the fund's annualized expense ratio of 1.75% for Class A, 2.50% for Class C, 1.50% for Class I and 1.50% for Class Y, multiplied by the average account value over the period, multiplied by 149/366 (to reflect actual days in the period).
††  Please note that while Class A, Class C, Class I and Class Y shares commenced operations on December 4, 2015, the hypothetical expenses paid during the period reflect projected activity for the full six month period for purposes of comparability. This projection assumes that annualized expense ratios were in effect during the period November 1, 2015 to April 30, 2016.
†††  Expenses are equal to the fund's annualized expense ratio of 1.75% for Class A, 2.50% for Class C, 1.50% for Class I and 1.50% for Class Y, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
April 30, 2016 (Unaudited)

Bonds and Notes - 23.0%		Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a] Value ($)
Argentina - .4%
Argentine Government, Sr. Unscd. Notes		6.25	4/22/19	175,000	181,913
Argentine Government, Sr. Unscd. Notes		7.63	4/22/46	350,000	345,100
Provincia de Buenos, Sr. Unscd. Notes		9.13	3/16/24	150,000	160,125
					687,138
Australia - .1%
Rio Tinto Finance USA, Gtd. Notes		3.75	6/15/25	250,000	256,743
Austria - .4%
Erste Group Bank, Sub. Notes		5.50	5/26/25	400,000	[b] 398,853
Sappi Papier Holding, Sr. Scd. Notes	EUR	4.00	4/1/23	200,000	233,878
					632,731
Belgium - .3%
Anheuser-Busch InBev, Gtd. Notes	EUR	2.00	3/17/28	93,000	111,322
Anheuser-Busch InBev, Gtd. Notes	EUR	2.75	3/17/36	164,000	201,400
Belfius Bank, Sub. Bonds	EUR	3.13	5/11/26	200,000	230,660
					543,382
Brazil - 1.1%
Brazilian Government, Notes	BRL	10.00	1/1/21	1,000,000	278,744
Brazilian Government, Notes, Ser. F	BRL	10.00	1/1/23	2,000,000	539,205
Petrobras Global Finance, Gtd. Bonds	EUR	3.75	1/14/21	100,000	95,863
Petrobras Global Finance, Gtd. Notes		7.88	3/15/19	40,000	39,950
Petrobras Global Finance, Gtd. Notes	EUR	3.25	4/1/19	200,000	204,788
Petrobras Global Finance, Gtd. Notes	EUR	5.88	3/7/22	300,000	302,356
Petrobras Global Finance, Gtd. Notes	EUR	4.25	10/2/23	100,000	89,455
Petrobras Global Finance, Gtd. Notes		7.25	3/17/44	100,000	81,500
Vale, Sr. Unscd. Notes		5.63	9/11/42	100,000	79,500
Vale Overseas, Gtd. Notes		6.88	11/21/36	300,000	270,750
					1,982,111
Canada - .1%
Canadian Oil Sands, Gtd. Notes		7.75	5/15/19	100,000	108,974

Bonds and Notes - 23.0% (continued)		Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a] Value ($)
Colombia - .6%
Colombian Government, Bonds, Ser. B	COP	11.00	7/24/20	500,000,000	196,972
Colombian Government, Bonds, Ser. B	COP	7.75	9/18/30	1,500,000,000	504,583
Ecopetrol, Sr. Unscd. Notes		5.88	5/28/45	450,000	368,280
					1,069,835
Costa Rica - .2%
Costa Rican Government, Sr. Unscd. Notes		7.00	4/4/44	200,000	186,250
Costa Rican Government, Sr. Unscd. Notes		7.16	3/12/45	200,000	187,250
					373,500
Ivory Coast - .3%
Ivory Coast Government, Bonds		6.38	3/3/28	500,000	476,250
Dominican Republic - .1%
Dominican Republic Government, Sr. Unscd. Notes		6.88	1/29/26	250,000	269,375
Egypt - .4%
Egyptian Government, Sr. Unscd. Notes		5.88	6/11/25	400,000	360,000
Egyptian Government, Sr. Unscd. Notes		6.88	4/30/40	500,000	431,250
					791,250
El Salvador - .4%
El Salvadorian Government, Sr. Unscd. Notes		7.65	6/15/35	630,000	568,575
El Salvadorian Government, Sr. Unscd. Notes		7.63	2/1/41	100,000	88,500
					657,075
France - .7%
AXA, Sub. Notes	EUR	3.38	7/6/47	284,000	[b] 325,905
Credit Agricole, Sub. Notes		8.13	9/19/33	250,000	[b] 275,261
Credit Agricole Assurances, Sub. Bonds	EUR	4.25	1/29/49	200,000	[b] 224,330
RTE Reseau de Transport d'Electricite, Sr. Unscd. Notes	EUR	2.00	4/18/36	100,000	112,476
TDF Infrastructure, Sr. Unscd. Bonds	EUR	2.50	4/7/26	200,000	229,473
					1,167,445
Germany - .3%
Commerzbank, Sub. Notes	EUR	4.00	3/23/26	393,000	468,178
Ghana - .7%
Ghanaian Government, Govt. Gtd. Bonds		10.75	10/14/30	600,000	594,000
Ghanaian Government, Sr. Unscd. Bonds		8.13	1/18/26	800,000	636,000
					1,230,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Bonds and Notes - 23.0% (continued)		Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Greece - .2%
Hellenic Republic Government, Sr. Unscd. Bonds	EUR	4.75	4/17/19	350,000	[c]	358,269
India - .1%
Vedanta Resources, Sr. Unscd. Bonds		8.25	6/7/21	200,000		160,000
Indonesia - 1.6%
Indonesian Government, Bonds	IDR	8.75	5/15/31	13,225,000,000		1,081,428
Indonesian Government, Sr. Unscd. Bonds, Ser. FR56	IDR	8.38	9/15/26	4,700,000,000		372,898
Indonesian Government, Sr. Unscd. Bonds, Ser. FR70	IDR	8.38	3/15/24	3,260,000,000		258,840
Indonesian Government, Sr. Unscd. Notes		5.13	1/15/45	200,000		203,238
Indonesian Government, Sr. Unscd. Notes		5.95	1/8/46	200,000		225,735
Pertamina, Sr. Unscd. Notes		6.45	5/30/44	650,000		662,848
					2,804,987
Ireland - .4%
Allied Irish Banks, Sub. Notes	EUR	4.13	11/26/25	250,000	[b]	271,058
Lansdowne Mortgage Securities No 1, Ser. 1, Cl. A2	EUR	0.08	6/15/45	391,440	[b,d]	360,890
					631,948
Italy - .6%
Intesa Sanpaolo, Gtd. Notes		7.70	12/29/49	200,000	[b,c]	185,250
Italian Government, Bonds	EUR	3.25	9/1/46	195,000	[c]	253,128
LKQ Italia Bondco, Gtd. Bonds	EUR	3.88	4/1/24	100,000		119,802
Unione di Banche Italiane, Sub. Notes	EUR	4.25	5/5/26	445,000		510,569
					1,068,749
Ivory Coast - .3%
Ivory Coast Government, Sr. Unscd. Bonds		5.75	12/31/32	600,000	[b]	547,776
Japan - .1%
Sumitomo Mitsui Banking, Gtd. Bonds		1.95	7/23/18	250,000		251,208
Luxembourg - .5%
Cirsa Funding Luxembourg, Gtd. Bonds	EUR	5.75	5/15/21	200,000		233,201
Glencore Finance Europe, Gtd. Notes	EUR	2.75	4/1/21	200,000		224,032
Glencore Finance Europe, Gtd. Notes	EUR	1.75	3/17/25	100,000		96,251
INEOS Group Holdings, Gtd. Notes	EUR	5.75	2/15/19	200,000		235,595
Play Topco, Sr. Unscd. Notes	EUR	7.75	2/28/20	100,000		117,282
					906,361

Bonds and Notes - 23.0% (continued)		Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Malaysia - .7%
Malaysian Government, Bonds	MYR	3.96	9/15/25	3,570,000		916,319
Malaysian Investment, Sr. Unscd. Bonds, Ser. 0316	MYR	4.07	9/30/26	1,300,000		333,278
					1,249,597
Mexico - 1.4%
Mexican Government, Bonds, Ser. M 20	MXN	10.00	12/5/24	11,090,000		832,036
Mexican Government, Bonds, Ser. M 30	MXN	10.00	11/20/36	6,000,000		492,093
Petroleos Mexicanos, Gtd. Notes	EUR	3.75	3/15/19	250,000		297,714
Petroleos Mexicanos, Gtd. Notes		6.88	8/4/26	780,000		862,680
					2,484,523
Morocco - .4%
Office Cherifien des Phosphates, Sr. Unscd. Notes		5.63	4/25/24	300,000		315,480
Office Cherifien des Phosphates, Sr. Unscd. Notes		4.50	10/22/25	200,000		194,850
Office Cherifien des Phosphates, Sr. Unscd. Notes		6.88	4/25/44	200,000		209,145
					719,475
Netherlands - 1.7%
Allianz Finance II, Gtd. Notes	EUR	0.00	4/21/20	300,000	[e]	342,187
Cooperatieve Rabobank, Jr. Sub. Bonds	EUR	6.63	12/29/49	200,000	[b]	231,588
EDP Finance, Sr. Unscd. Notes	EUR	5.75	9/21/17	185,000		227,359
EDP Finance, Sr. Unscd. Notes		4.90	10/1/19	250,000		264,580
EDP Finance, Sr. Unscd. Notes	EUR	2.38	3/23/23	180,000		211,778
GTH Finance, Gtd. Notes		6.25	4/26/20	200,000		202,000
GTH Finance, Gtd. Notes		7.25	4/26/23	600,000		607,500
Iberdrola International, Gtd. Notes	EUR	1.13	4/21/26	200,000		227,003
LeasePlan, Sr. Unscd. Notes	EUR	1.38	9/24/18	110,000		129,031
SNS Bank, Sub. Notes	EUR	3.75	11/5/25	330,000	[b]	382,543
Unilever, Gtd. Notes	EUR	0.00	4/29/20	181,000	[e]	206,505
					3,032,074
Paraguay - .1%
Paraguayan Government, Sr. Unscd. Bonds		5.00	4/15/26	100,000		102,250
Peru - .6%
Peruvian Government, Bonds	PEN	8.20	8/12/26	2,000,000		701,471

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Bonds and Notes - 23.0% (continued)		Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a] Value ($)
Peru - .6% (continued)
Peruvian Government, Bonds	PEN	6.95	8/12/31	1,200,000	379,015
					1,080,486
Poland - .4%
Polish Government, Bonds	PLN	2.50	7/25/26	2,700,000	672,621
Romania - .2%
Romanian Government, Bonds, Ser. 10Y	RON	5.85	4/26/23	1,300,000	385,322
Russia - .9%
Russian Federal Bond - OFZ, Bonds, Ser. 6211	RUB	7.00	1/25/23	43,600,000	617,930
Russian Government, Bonds, Ser. 6212	RUB	7.05	1/19/28	47,199,000	643,980
Sberbank of Russia, Sub. Notes		5.50	2/26/24	350,000	[b] 339,413
					1,601,323
South Africa - .8%
South African Government, Bonds, Ser. 2037	ZAR	8.50	1/31/37	5,500,000	347,284
South African Government, Bonds, Ser. 2048	ZAR	8.75	2/28/48	8,800,000	558,411
South African Government, Bonds, Ser. R186	ZAR	10.50	12/21/26	3,600,000	279,164
South African Government, Sr. Unscd. Bonds, Ser. R209	ZAR	6.25	3/31/36	6,500,000	324,127
					1,508,986
Spain - .5%
Bankia, Sub. Notes	EUR	4.00	5/22/24	400,000	[b] 445,264
Merlin Properties Socimi, Sr. Unscd. Notes	EUR	2.23	4/25/23	110,000	127,730
Santander Consumer Finance, Sr. Unscd. Notes	EUR	0.75	4/3/19	300,000	345,623
					918,617
Switzerland - .4%
UBS, Jr. Sub. Bonds		6.88	12/29/49	200,000	[b] 197,500
UBS, Sub. Notes	EUR	4.75	2/12/26	360,000	[b] 435,459
					632,959
Tunisia - .2%
Central Bank of Tunisia, Sr. Unscd. Notes		5.75	1/30/25	400,000	361,216
Turkey - .5%
Southern Gas Corridor, Govt. Gtd. Bonds		6.88	3/24/26	600,000	618,585
Turkish Government, Unscd. Notes		6.63	2/17/45	200,000	236,724
					855,309

Bonds and Notes - 23.0% (continued)		Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Ukraine - .2%
Ukrainian Government, Sr. Unscd. Notes		7.75	9/1/27	330,000		308,138
United Kingdom - .9%
Aviva, Jr. Sub. Notes	GBP	5.90	11/29/49	100,000	[b]	149,096
BP Capital Markets, Gtd. Notes	EUR	1.37	3/3/22	330,000		387,568
British Telecommunications, Sr. Unscd. Notes	EUR	1.13	3/10/23	251,000		287,754
Kerling, Sr. Scd. Notes	EUR	10.63	2/1/17	100,000		115,364
TA Manufacturing, Gtd. Notes	EUR	3.63	4/15/23	200,000		213,869
Trinity Acquisition, Gtd. Notes		3.50	9/15/21	196,000		200,238
Vedanta Resources, Sr. Unscd. Notes		6.00	1/31/19	200,000	[c]	168,520
					1,522,409
United States - 2.5%
Anadarko Petroleum, Sr. Unscd. Notes		4.85	3/15/21	170,000		177,512
Anheuser-Busch InBev Finance, Gtd. Notes		3.65	2/1/26	203,000		214,239
Celgene, Sr. Unscd. Notes		3.88	8/15/25	190,000		200,552
Columbia Pipeline Group, Gtd. Notes		4.50	6/1/25	35,000		36,158
Continental Rubber of America, Gtd. Notes	EUR	0.50	2/19/19	180,000		208,134
Drive Auto Receivables Trust 2015-B, Ser. 15-BA, Cl. B		2.12	6/17/19	350,000	[c]	350,349
GEO Group, Gtd. Notes		6.00	4/15/26	150,000		154,050
Goldman Sachs Group, Sr. Unscd. Notes		2.63	4/25/21	305,000		307,046
Honeywell International, Sr. Unscd. Bonds	EUR	0.65	2/21/20	160,000		185,238
Liberty Mutual Group, Gtd. Bonds	EUR	2.75	5/4/26	262,000		300,868
McDonald's, Sr. Unscd. Notes	EUR	1.75	5/3/28	100,000		115,582
Nationwide Building Society, Sr. Unscd. Notes	EUR	0.50	10/29/19	325,000		371,283
Newell Rubbermaid, Sr. Unscd. Notes		3.15	4/1/21	75,000		77,768
Newell Rubbermaid, Sr. Unscd. Notes		3.85	4/1/23	130,000		136,132
Newell Rubbermaid, Sr. Unscd. Notes		5.50	4/1/46	68,000		75,827
Schlumberger Holdings, Sr. Unscd. Notes		4.00	12/21/25	94,000		100,520
Spectra Energy Partners, Sr. Unscd. Notes		4.50	3/15/45	110,000		105,429
Sprint Communications, Sr. Unscd. Notes		6.00	12/1/16	100,000		100,750

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Bonds and Notes - 23.0% (continued)		Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a] Value ($)
United States - 2.5% (continued)
US Bancorp, Sub. Notes		3.10	4/27/26	680,000	685,090
Wells Fargo & Co, Sr. Unscd. Notes	EUR	1.38	10/26/26	266,000	302,331
Zoetis, Sr. Unscd. Notes		4.50	11/13/25	185,000	197,681
					4,402,539
Venezuela - .4%
Petroleos de Venezuela, Gtd. Bonds		6.00	5/16/24	1,000,000	342,500
Venezuelan Government, Sr. Unscd. Bonds		9.38	1/13/34	1,000,000	390,000
					732,500
Zambia - .3%
Zambian Government, Sr. Unscd. Notes		8.97	7/30/27	400,000	332,000
Zambian Government, Unscd. Notes		5.38	9/20/22	400,000	299,288
					631,288
Total Bonds and Notes (cost $39,171,430)				40,644,917
Common Stocks - .8%				Shares	Value ($)
Spain - .6%
Grifols				66,612	1,047,141
United Kingdom - .2%
Babcock International Group				3,250	44,994
Electra Private Equity				5,493	284,366
Spire Healthcare Group				12,359	[c] 59,159
					388,519
Total Common Stocks (cost $1,490,343)				1,435,660
Options Purchased - .4%				Face Amount Covered by Contracts	Value ($)
Call Options - .4%
Australian Dollar, May 2016 @ AUD 0.67				569,500	20
Australian Dollar, May 2016 @ AUD 0.72				612,000	34,669
Australian Dollar, May 2016 @ AUD 0.72				612,000	1,095
Australian Dollar, May 2016 @ AUD 0.77				654,500	5,296
British Pounds, June 2016 @ GBP 1.14				798,000	27
British Pounds, June 2016 @ GBP 1.35				945,000	4,841
Chicago Board Options Exchange, May 2016 @ 20				21,700	16,058
Colombian Peso, June 2016 @ COP 2,875				670,000	19,606

Options Purchased - .4% (continued)	Face Amount Covered by Contracts	Value ($)
Call Options - .4% (continued)
Euro Currency, July 2016 @ EUR 1.03	412,000	369
Euro Currency, July 2016 @ EUR 1.03	927,000	831
Euro Currency, July 2016 @ EUR 1.17	468,000	4,127
Euro Currency, July 2016 @ EUR 1.17	1,053,000	9,286
Euro Currency, May 2016 @ EUR 1.12	2,200,000	3
EURO STOXX 50 Price EUR, December 2016 @ 3600	180	3,380
EURO STOXX 50 Price EUR, June 2016 @ 3000	440	43,127
EURO STOXX 50 Price EUR, June 2016 @ 3400	440	655
Euro/Norwegian Krone Cross Currency, June 2016 @ 9.3	460,000	1,020
Euro/Norwegian Krone Cross Currency, June 2016 @ 9.3	400,000	887
Euro/Norwegian Krone Cross Currency, May 2016 @ 9.4	460,000	1,421
FTSE 100 Index, December 2016 @ 5000	70	8,950
FTSE 100 Index, December 2016 @ 6300	150	93,368
FTSE 100 Index, December 2016 @ 7000	70	3,324
FTSE 100 Index, June 2016 @ 6000	140	15,956
FTSE 100 Index, May 2016 @ 6500	120	614
FTSE 100 Index, May 2016 @ 6500	50	256
FTSE 100 Index, September 2016 @ 6000	140	44,185
FTSE MIB Index, December 2016 @ 20,000	30	89,452
FTSE MIB Index, June 2016 @ 19,000	30	10,340
Hong Kong Stock Exchange Hang Seng, June 2016 @ 11,000	950	245
Hong Kong Stock Exchange Hang Seng, June 2016 @ 11,000	400	103
Hong Kong Stock Exchange Hang Seng, June 2016 @ 9000	950	26,576
Hong Kong Stock Exchange Hang Seng, June 2016 @ 9000	400	11,190
Hungarian Forint, May 2016 @ HUF 276	1,000,000	361
iShares MSCI Emerging Markets ETF, December 2016 @ 35	19,200	38,400
Israeli Shekel, May 2016 @ ILS 3.92	580,000	0

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Options Purchased - .4% (continued)	Face Amount Covered by Contracts	Value ($)
Call Options - .4% (continued)
Market iTraxx Europe Index Series 25, May 2016 @ 70	2,600,000	2,458
Market iTraxx Europe Index Series 25, May 2016 @ 70	1,150,000	1,087
Markit CDX N.A. Investment Grade Index Series 26, May 2016 @ 70	4,700,000	906
Mexican Peso, June 2016 @ MXN 17.25	600,000	9,315
Mexican Peso, May 2016 @ MXN 17	800,000	4,311
Mexican Peso, May 2016 @ MXN 17.4	375,000	5,147
Nikkei 225, December 2016 @ 20,000	4,000	7,895
Nikkei 225, June 2016 @ 17,000	2,000	6,109
Nikkei 225, June 2016 @ 17,000	4,000	12,218
Nikkei 225, June 2016 @ 21,000	4,000	113
Nikkei 225, June 2016 @ 21,000	2,000	56
S&P 500 Index, August 2016 @ 2000	300	18,345
S&P 500 Index, December 2016 @ 1900	300	19,920
S&P 500 Index, July 2016 @ 2050	300	16,260
S&P 500 Index, June 2016 @ 2000	300	7,440
S&P 500 Index, June 2016 @ 2150	300	1,632
S&P 500 Index, May 2016 @ 1850	300	435
S&P 500 Index, September 2016 @ 2000	300	20,880
South African Rand, May 2016 @ ZAR 14.3	800,000	10,520
South Korean Won, May 2016 @ KRW 1,145	800,000	4,417
Swiss Market Index, June 2016 @ 8000	70	9,764
Turkish Lira, July 2016 @ TRY 2.995	350,000	19,754
Turkish Lira, June 2016 @ TRY 2.85	150,000	2,551
Turkish Lira, June 2016 @ TRY 2.85	600,000	10,202
Turkish Lira, June 2016 @ TRY 2.93	580,000	22,971
Turkish Lira, May 2016 @ TRY 2.795	1,100,000	2,505
Turkish Lira, May 2016 @ TRY 2.84	800,000	3,833

Options Purchased - .4% (continued)	Face Amount Covered by Contracts	Value ($)
Call Options - .4% (continued)
Turkish Lira, May 2016 @ TRY 2.85	800,000	217
US Treasury Bond Future, May 2016 @ 166	11,000	7,047
		718,346
Put Options - .0%
Market iTraxx Europe Index Series 24, June 2016 @ 110	1,500,000	866
S&P 500 Index, May 2016 @ 2050	1,000	22,300
		23,166
Total Options Purchased (cost $999,954)	741,512
Other Investment - 72.4%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund (cost $127,898,191)	127,898,191	[f] 127,898,191
Total Investments (cost $169,559,918)	96.6%	170,720,280
Cash and Receivables (Net)	3.4%	6,070,109
Net Assets	100.0%	176,790,389

ADR—American Depository Receipt

a Principal amount stated in U.S. Dollars unless otherwise noted.

BRL—Brazilian Real

COP—Colombian Peso

EUR—Euro

GBP—British Pound

IDR—Indonesian Rupiah

MXN—Mexican Peso

MYR—Malaysian Ringgit

PEN—Peruvian Nuevo Sol

PLN—Polish Zloty

RUB—Russian Ruble

ZAR—South African Rand

b Variable rate security—rate shown is the interest rate in effect at period end.
c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2016, these securities were valued at $1,374,675 or .78% of net assets.
d Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.
e Security issued with a zero coupon. Income is recognized through the accretion of discount.
f Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited) †	Value (%)
Money Market Investment	72.4
Foreign/Governmental	12.3
Corporate Bonds	10.3
Common Stocks	.8
Options Purchased	.4
Asset-Backed	.2
Commercial Mortgage-Backed	.2
96.6

† Based on net assets.
See notes to financial statements.

STATEMENT OF FINANCIAL FUTURES

April 30, 2016 (Unaudited)

	Contracts	Market Value Covered by Contracts ($)	Expiration	Unrealized Appreciation (Depreciation) at 04/30/2016 ($)

Financial Futures Long
Euro 30 Year Bond	4	748,775	June 2016	(22,218)
FTSE 100	7	635,369	June 2016	15,105
FTSE/MIB Index	5	522,403	June 2016	8,092
U.S. Treasury 10 Year Notes	25	3,251,562	June 2016	(10,657)
Financial Futures Short
CAC 40 10 Euro	14	(701,427)	May 2016	(852)
DAX	2	(577,423)	June 2016	(21,462)
DJ Euro Stoxx 50	14	(477,236)	June 2016	(8,951)
Euro 30 Year Bond	2	(374,387)	June 2016	8,066
Euro BTP Italian Government Bond	2	(315,921)	June 2016	1,505
Euro Currency	37	(5,302,563)	June 2016	(169,628)
Euro-Bobl	17	(2,547,119)	June 2016	3,995
Euro-Bond	40	(7,414,464)	June 2016	51,694
Euro-Schatz	8	(1,023,817)	June 2016	172
FTSE 100	3	(272,301)	June 2016	3,891
FTSE 250	13	(635,231)	June 2016	(7,844)
FTSE/MIB Index	1	(104,481)	June 2016	261
IBEX 35 Index	5	(515,561)	May 2016	(28,920)
Long Gilt	1	(174,754)	June 2016	1,854
Mdax Index	3	(345,715)	June 2016	2,497
Pound Sterling Currency	2	(182,663)	June 2016	(4,318)
U.S. Treasury 10 Year Notes	12	(1,560,750)	June 2016	(22)
U.S. Treasury 2 Year Notes	4	(874,500)	June 2016	(726)
U.S. Treasury 5 Year Notes	37	(4,473,820)	June 2016	457
U.S. Treasury Ultra Long Bond	1	(171,344)	June 2016	(1,346)
Gross Unrealized Appreciation				97,589
Gross Unrealized Depreciation				(276,944)

See notes to financial statements.

STATEMENT OF OPTIONS WRITTEN
April 30, 2016 (Unaudited)

	Face Amount Covered by Contracts ($)	Value ($)
Call Options:
Market iTraxx Europe Crossover Index Series 24,
June 2016 @ $475	700,000	(42,993)
Market iTraxx Europe Crossover Index Series 24,
June 2016 @ $475	300,000	(18,425)
Market iTraxx Europe Crossover Index Series 25,
June 2016 @ $325	300,000	(4,033)
Market iTraxx Europe Crossover Index Series 25,
June 2016 @ $325	600,000	(8,066)
Chicago Board Options Exchange,
May 2016 @ $25	21,700	(6,510)
EURO STOXX 50 Price EUR,
June 2016 @ $320	880	(16,223)
EURO STOXX 50 Price EUR,
December 2016 @ $380	180	(1,154)
FTSE 100 Index,
December 2016 @ $60	70	(43,520)
FTSE MIB Index,
June 2016 @ $200	30	(2,439)
FTSE MIB Index,
December 2016 @ $240	30	(1,099)
Hong Kong Stock Exchange Hang Seng,
June 2016 @ $100	1,900	(7,348)
Hong Kong Stock Exchange Hang Seng,
June 2016 @ $100	800	(3,094)
iShares MSCI Emerging Markets ETF,
December 2016 @ $37	19,200	(24,000)
Nikkei 225,
June 2016 @ $190	8,000	(1,504)
Nikkei 225,
June 2016 @ $190	4,000	(752)
Nikkei 225,
December 2016 @ $210	4,000	(2,444)
S&P 500 Index,
December 2016 @ $230	300	(3,120)
Australian Dollar,
May 2016 @ AUD 0.72	612,000	(34,669)
Australian Dollar,

	Face Amount Covered by Contracts ($)	Value ($)
May 2016 @ AUD 0.77	654,500	(5,297)
Euro Currrency,
July 2016 @ EUR 1.1	990,000	(48,411)
Euro/Norwegian Krone Cross Currency,
May 2016 @ 9.9	460,000	(7)
Euro/Norwegian Krone Cross Currency,
June 2016 @ 9.8	400,000	(37)
Euro/Norwegian Krone Cross Currency,
June 2016 @ 9.8	460,000	(43)
Turkish Lira,
May 2016 @ TRY 2.84	800,000	(3,833)
Turkish Lira,
June 2016 @ TRY 3.2	600,000	(23)
Turkish Lira,
June 2016 @ TRY 3.2	150,000	(6)
Turkish Lira,
July 2016 @ TRY 1.1	440,000	(21,516)
US Treasury Bond Future,
May 2016 @ $169	11,000	(2,578)
Put Options:
Market iTraxx Europe Crossover Index Series 24,
June 2016 @ $475	700,000	(1,617)
Market iTraxx Europe Crossover Index Series 24,
June 2016 @ $475	300,000	(693)
Market iTraxx Europe Crossover Index Series 25,
May 2016 @ $337.5	1,400,000	(5,445)
Market iTraxx Europe Crossover Index Series 25,
June 2016 @ $325	300,000	(3,655)
Market iTraxx Europe Crossover Index Series 25,
June 2016 @ $325	600,000	(7,311)
Market iTraxx Europe Index Series 24,
June 2016 @ $130	1,500,000	(390)
Market iTraxx Europe Index Series 24,
June 2016 @ $130	3,500,000	(909)
EURO STOXX 50 Price EUR,
December 2016 @ $260	180	(20,199)
FTSE 100 Index,
May 2016 @ $50	50	(37)
FTSE 100 Index,
May 2016 @ $500	120	(88)

STATEMENT OF OPTIONS WRITTEN (Unaudited) (continued)

	Face Amount Covered by Contracts ($)	Value ($)
FTSE 100 Index,
June 2016 @ $55	280	(7,978)
FTSE 100 Index,
September 2016 @ $55	280	(41,731)
FTSE 100 Index,
December 2016 @ $58	300	(103,231)
FTSE 100 Index,
December 2016 @ $60	70	(30,633)
FTSE MIB Index,
June 2016 @ $150	30	(1,855)
FTSE MIB Index,
December 2016 @ $190	30	(67,982)
iShares MSCI Emerging Markets ETF,
December 2016 @ $28	19,200	(14,016)
Nikkei 225,
December 2016 @ $150	4,000	(24,060)
S&P 500 Index,
May 2016 @ $170	600	(240)
S&P 500 Index,
June 2016 @ $185	600	(4,110)
S&P 500 Index,
June 2016 @ $195	300	(4,905)
S&P 500 Index,
July 2016 @ $190	600	(13,080)
S&P 500 Index,
August 2016 @ $185	600	(17,538)
S&P 500 Index,
September 2016 @ $182.5	600	(13,170)
S&P 500 Index,
December 2016 @ $180	300	(14,640)
Swiss Market Index,
June 2016 @ $720	70	(2,935)
Australian Dollar,
May 2016 @ AUD 0.67	569,500	(20)
Australian Dollar,
May 2016 @ AUD 0.72	612,000	(1,095)
British Pounds,
June 2016 @ GBP 1.21	847,000	(236)
British Pounds,
June 2016 @ GBP 1.28	896,000	(1,322)

	Face Amount Covered by Contracts ($)	Value ($)
Euro Currency,
July 2016 @ EUR 1.1	440,000	(2,517)
Euro Currency,
July 2016 @ EUR 1.1	990,000	(5,664)
Euro/Norwegian Krone Cross Currency,
May 2016 @ 9.2	460,000	(507)
Euro/Norwegian Krone Cross Currency,
June 2016 @ 9.1	460,000	(355)
Euro/Norwegian Krone Cross Currency,
June 2016 @ 9.1	400,000	(309)
South African Rand,
May 2016 @ ZAR 14	800,000	(3,557)
South Korean Won,
May 2016 @ KRW 1,125	800,000	(552)
Turkish Lira,
June 2016 @ TRY 2.75	600,000	(1,411)
Turkish Lira,
June 2016 @ TRY 2.75	150,000	(353)
US Treasury Bond Future,
May 2016 @ $158	11,000	(1,719)
Total Options Written (premiums received $1,055,118)		(725,209)

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2016 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	41,661,727	42,822,089
Affiliated issuers	127,898,191	127,898,191
Cash		943,875
Cash denominated in foreign currency	2,389,468	2,422,119
Cash collateral held by broker—Note 4		5,578,467
Receivable for shares of Common Stock subscribed		1,770,461
Unrealized appreciation on swap agreements—Note 4		650,367
Dividends and interest receivable		620,910
Unrealized appreciation on forward foreign currency exchange contracts—Note 4		481,065
Swap premium paid—Note 4		320,879
Receivable for investment securities sold		260,693
Receivable from broker for swap transactions—Note 4		94,353
Receivable for futures variation margin—Note 4		40,486
Prepaid expenses		148,310
		184,052,265
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		194,278
Payable for investment securities purchased		3,854,622
Unrealized depreciation on swap agreements—Note 4		954,453
Unrealized depreciation on forward foreign currency exchange contracts—Note 4		750,706
Outstanding options written, at value (premiums received $1,055,118)—See Statement of Options Written—Note 4		725,209
Payable for shares of Common Stock redeemed		686,228
Accrued expenses		96,380
		7,261,876
Net Assets ($)		176,790,389
Composition of Net Assets ($):
Paid-in capital		177,206,183
Accumulated investment (loss)—net		(151,284)
Accumulated net realized gain (loss) on investments		(841,390)
Accumulated net unrealized appreciation (depreciation) on investments, options transactions, swap transactions and foreign currency transactions [including ($179,355) net unrealized (depreciation) on financial futures] and ($161,175) net unrealized (depreciation) on centrally cleared swap transactions		576,880
Net Assets ($)		176,790,389

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	1,475,200	24,765	103,835,961	71,454,463
Shares Outstanding	118,744	2,000	8,351,596	5,746,818
Net Asset Value Per Share ($)	12.42	12.38	12.43	12.43

See notes to financial statements.

STATEMENT OF OPERATIONS

From December 4, 2015 (commencement of operations) to April 30, 2016 (Unaudited)

Investment Income ($):
Income:
Interest (net of $6,155 foreign taxes withheld at source)	441,619
Dividends (net of $1,185 foreign taxes withheld at source):
Unaffiliated issuers	11,100
Affiliated issuers	103,009
Total Income	555,728
Expenses:
Management fee—Note 3(a)	588,087
Professional fees	67,251
Organization expense	64,573
Registration fees	47,462
Custodian fees—Note 3(c)	25,000
Prospectus and shareholders’ reports	6,286
Directors’ fees and expenses—Note 3(d)	3,651
Shareholder servicing costs—Note 3(c)	1,464
Loan commitment fees—Note 2	288
Distribution fees—Note 3(b)	76
Miscellaneous	38,332
Total Expenses	842,470
Less—reduction in expenses due to undertaking—Note 3(a)	(135,454)
Less—reduction in fees due to earnings credits—Note 3(c)	(4)
Net Expenses	707,012
Investment (Loss)—Net	(151,284)
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	285,581
Net realized gain (loss) on options transactions	(38,139)
Net realized gain (loss) on financial futures	(533,485)
Net realized gain (loss) on swap transactions	(110,484)
Net realized gain (loss) on forward foreign currency exchange contracts	(444,863)
Net Realized Gain (Loss)	(841,390)
Net unrealized appreciation (depreciation) on investments and foreign currency transactions	1,419,670
Net unrealized appreciation (depreciation) on options transactions	71,467
Net unrealized appreciation (depreciation) on financial futures	(179,355)
Net unrealized appreciation (depreciation) on swap transactions	(465,261)
Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(269,641)
Net Unrealized Appreciation (Depreciation)	576,880
Net Realized and Unrealized Gain (Loss) on Investments	(264,510)
Net (Decrease) in Net Assets Resulting from Operations	(415,794)

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

From December 4, 2015 (commencement of operations) to April 30, 2016 (Unaudited)

Operations ($):
Investment (loss)—net	(151,284)
Net realized gain (loss) on investments	(841,390)
Net unrealized appreciation (depreciation) on investments	576,880
Net Increase (Decrease) in Net Assets Resulting from Operations	(415,794)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	1,457,000
Class I	105,018,596
Class Y	71,740,230
Cost of shares redeemed
Class I	(681,644)
Class Y	(427,999)
Increase (Decrease) in Net Assets from Capital Stock Transactions	177,106,183
Total Increase (Decrease) in Net Assets	176,690,389
Net Assets ($):
Beginning of Period—Note 1	100,000
End of Period	176,790,389
Accumulated investment (loss)—net	(151,284)
Capital Share Transactions (Shares):
Class A
Shares sold	118,744
Class C
Shares sold	2,000
Class I
Shares sold	8,406,391
Shares redeemed	(54,795)
Net Increase (Decrease) in Shares Outstanding	8,351,596
Class Y
Shares sold	5,781,291
Shares redeemed	(34,473)
Net Increase (Decrease) in Shares Outstanding	5,746,818

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following table describe the performance for each share class for the period from December 4, 2015 (commencement of operations) to April 30, 2016. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Class A Shares	Class C Shares	Class I Shares	Class Y Shares
Per Share Data ($):
Net asset value, beginning of period	12.50	12.50	12.50	12.50
Investment Operations:
Investment income—net[a]	(.03)	(.07)	(.02)	(.01)
Net realized and unrealized gain (loss) on investments	(.05)	(.05)	(.05)	(.06)
Total from Investment Operations	(.08)	(.12)	(.07)	(.07)
Net asset value, end of period	12.42	12.38	12.43	12.43
Total Return (%)[b]	(.64)[c]	(.88)[c]	(.48)	(.56)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[d]	2.08	3.06	1.78	1.81
Ratio of net expenses to average net assets[d]	1.75	2.50	1.50	1.50
Ratio of net investment income to average net assets[d]	(.58)	(1.33)	(.33)	(.33)
Portfolio Turnover Rate[b]	125.26	125.26	125.26	125.26
Net Assets, end of period ($ x 1,000)	1,475	25	103,836	71,454

a Based on average shares outstanding.
b Not annualized.
c Exclusive of sales charge.
d Annualized.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon Absolute Insight Multi-Strategy Fund (the “fund”) had no operations until December 4, 2015 (commencement of operations), other than matters relating to its organization and registration under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company. The fund’s investment objective is to seek total return, consisting of capital appreciation and income. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Pareto Investment Management Limited, a subsidiary of Insight Investment Management Limited (“Insight”), a wholly-owned subsidiary of BNY Mellon and an affiliate of Dreyfus, serves as the fund’s sub-investment adviser. At commencement, 2,000 initial shares of Common Stock of Class A, C, I and Y were issued to Dreyfus. The fund's fiscal year end is October 31.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue 100 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class C, Class I and Class Y. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of April 30, 2016, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held 2,000 Class A and Class C shares, 7,916,000 Class I shares and Class Y 80,000 shares of the fund.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures, options and forward foreign currency exchange contracts (“forward contracts”) are valued each

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

business day by an independent pricing service (the “Service”) approved by the fund’s Board of Directors (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2016 in valuing the fund’s investments:

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed	-	350,349	-	350,349
Commercial Mortgage-Backed	-	360,890	-	360,890
Corporate Bonds†	-	18,242,172		18,242,172
Equity Securities – Foreign Common Stocks†	1,435,660	-	-	1,435,660
Foreign Government	-	21,691,506	-	21,691,506
Mutual Funds	127,898,191	-	-	127,898,191
Other Financial Instruments:
Financial Futures††	97,589	-	-	97,589
Forward Foreign Currency Exchange Contracts††	-	481,065	-	481,065
Options Purchased	556,593	184,919	-	741,512
Swaps††	-	856,053	-	856,053
Liabilities ($)
Other Financial Instruments:
Financial Futures††	(276,944)	-	-	(276,944)
Forward Foreign Currency Exchange Contracts††	-	(750,706)	-	(750,706)
Options Written	(499,932)	(225,277)	-	(725,209)
Swaps††	-	(1,321,314)	-	(1,321,314)

† See Statement of Investments for additional detailed categorizations.
†† Amount shown represents unrealized appreciation (depreciation) at period end.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended April 30, 2016 were as follows:

Affiliated Investment Company	Value 12/4/2015 ($)	Purchases ($)	Sales ($)	Value 4/30/2016 ($)	Net Assets (%)
Dreyfus Institutional Preferred Plus Money Market Fund	-	183,781,302	55,883,111	127,898,191	72.4

Certain affiliated investment companies may also invest in the fund. At April 30, 2016, Dreyfus Alternative Diversifier Strategies Fund, an affiliate of the fund, held 3,368,200 Class Y shares.

(e) Risk: Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(f) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(g) Federal income taxes: It is the policy of the fund to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2016, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2016, the fund did not incur any interest or penalties.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $555 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2016, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Investment Advisory and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of 1.25% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed, from December 4, 2015 through December 1, 2016, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.50% of the value of the fund’s average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $135,454 during the period ended April 30, 2016.

Pursuant to a sub-investment advisory agreement between Dreyfus and Insight, Insight serves as the fund’s sub-investment adviser responsible for the day-to-day management of the fund’s portfolio. Dreyfus pays the sub-investment adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. Dreyfus has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits Dreyfus, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-investment advisers who are either unaffiliated with Dreyfus or are wholly-owned subsidiaries (as defined under the Act) of Dreyfus’ ultimate parent company, BNY Mellon, without obtaining shareholder approval. The Order also allows the fund to disclose the sub-investment advisory fee paid by Dreyfus to any unaffiliated sub-investment adviser in the aggregate with other unaffiliated sub-investment advisers in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-investment advisory fee payable by Dreyfus separately to a sub-investment adviser that is a wholly-owned subsidiary of BNY Mellon in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to Dreyfus. Dreyfus has ultimate responsibility (subject to oversight by the Board) to supervise any sub-investment adviser and recommend the hiring, termination, and replacement of any sub-investment adviser to the Board.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended April 30, 2016, Class C shares were charged $76 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2016, Class A and Class C shares were charged $1,207 and $25, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended April 30, 2016, the fund was charged $151 for transfer agency services and $117 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $4.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended April 30, 2016, the fund was charged $25,000 pursuant to the custody agreement.

During the period ended April 30, 2016, the fund was charged $4,010 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $170,266, Distribution Plan fees $15, Shareholder Services Plan fees $293, custodian fees $25,000, Chief Compliance Officer fees $3,208 and transfer agency fees $24, which are offset against an expense reimbursement currently in effect in the amount of $4,528.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, forward contracts, financial futures, options transactions and swap transactions, during the period ended April 30, 2016, amounted to $70,869,333 and $30,363,503, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Each type of derivative instrument that was held by the fund during the period ended April 30, 2016 is discussed below.

Financial Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk, currency risk and interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures in order to manage its exposure to or protect against changes in the market. A financial futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with financial futures since they are exchange traded, and the exchange guarantees the financial futures against default. Financial futures open at April 30, 2016 are set forth in the Statement of Financial Futures.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in the values of equities, interest rates, foreign currencies, credit or as a substitute for an investment. The fund is subject to market risk, interest rate risk, currency risk and credit risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

The following summarizes the fund’s call/put options written during the period ended April 30, 2016:

			Options Terminated
Options Written:	Face Amount Covered by Contracts ($)	Premiums Received ($)	Cost ($)	Net Realized Gain(Loss) ($)
Contracts outstanding
December 4, 2015	-	-
Contracts written	53,482,620	1,438,433
Contracts terminated:
Contracts closed	9,142,400	110,323	197,071	(86,748)
Contracts expired	20,437,920	272,992	-	272,992
Total contracts terminated	29,580,320	383,315	197,071	186,244
Contracts outstanding April 30, 2016	23,902,300	1,055,118

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The following summarizes open forward contracts at April 30, 2016:

Forward Foreign Currency Exchange Contracts	Foreign Currency Amounts	Cost/ Proceeds ($)	Value ($)	Unrealized Appreciation (Depreciation)($)
Purchases:
Bank of America
Japanese Yen,
Expiring
5/25/2016	59,382,400	550,000	558,441	8,441
Barclays Bank
British Pound,
Expiring
5/25/2016	1,590,580	2,286,174	2,324,230	38,056
Japanese Yen,
Expiring
5/25/2016	59,446,200	550,000	559,041	9,041
Mexican New Peso,
Expiring
5/18/2016	10,377,129	589,938	602,004	12,066
Polish Zolty,
Expiring
5/18/2016	840,000	216,533	219,971	3,438

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Forward Foreign Currency Exchange Contracts	Foreign Currency Amounts	Cost/ Proceeds ($)	Value ($)	Unrealized Appreciation (Depreciation)($)
Purchases: (continued)
Barclays Bank (continued)
Thai Baht,
Expiring
5/18/2016	47,000,000	1,342,090	1,344,933	2,843
Citigroup
Japanese Yen,
Expiring
5/25/2016	59,494,600	550,000	559,497	9,497
Goldman Sachs International
Brazilian Real,
Expiring
5/25/2016	550,000	155,578	158,512	2,934
Chinese Yuan Renminbi,
Expiring
5/11/2016	4,953,750	763,548	763,368	(180)
Colombian Peso,
Expiring
5/2/2016	1,983,000,000	687,177	695,811	8,634
Hungarian Forint,
Expiring
5/18/2016	115,000,000	421,801	421,999	198
Japanese Yen,
Expiring
5/25/2016	61,162,145	550,000	575,178	25,178
HSBC
Brazilian Real,
Expiring
5/18/2016	4,660,000	1,329,670	1,346,177	16,507
British Pound,
Expiring
6/17/2016	81,000	116,491	118,371	1,880
Colombian Peso,
Expiring
5/18/2016	1,700,000,000	564,746	595,020	30,274
Euro,
Expiring
5/18/2016	1,800,770	2,030,299	2,063,124	32,825
5/25/2016	493,600	561,701	565,630	3,929
6/17/2016	207,000	235,294	237,394	2,100
Japanese Yen,
Expiring
5/25/2016	120,596,850	1,095,582	1,134,112	38,530

Forward Foreign Currency Exchange Contracts	Foreign Currency Amounts	Cost/ Proceeds ($)	Value ($)	Unrealized Appreciation (Depreciation)($)
Purchases: (continued)
HSBC (continued)
Mexican New Peso,
Expiring
5/2/2016	22,000,000	1,281,305	1,278,724	(2,581)
5/25/2016	19,427,100	1,119,130	1,126,192	7,062
Peruvian New Sol,
Expiring
6/1/2016	730,000	222,547	221,438	(1,109)
Polish Zolty,
Expiring
5/18/2016	2,500,000	660,956	654,677	(6,279)
Russian Ruble,
Expiring
5/18/2016	79,700,000	1,215,840	1,223,682	7,842
South African Rand,
Expiring
5/18/2016	24,020,000	1,635,495	1,680,398	44,903
South Korean Won,
Expiring
5/18/2016	942,800,000	823,669	827,246	3,577
Turkish Lira,
Expiring
5/18/2016	6,888,000	2,397,147	2,448,905	51,758
5/25/2016	3,485,052	1,220,000	1,236,643	16,643
JP Morgan Chase Bank
Euro,
Expiring
5/18/2016	367,118	410,311	420,603	10,292
Malaysian Ringgit,
Expiring
5/18/2016	1,000,000	256,805	255,574	(1,231)
Romanian Leu,
Expiring
5/18/2016	2,193,152	553,470	560,623	7,153
Singapore Dollar,
Expiring
5/17/2016	850,000	614,360	631,721	17,361
South Korean Won,
Expiring
5/18/2016	904,000,000	788,075	793,202	5,127

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Forward Foreign Currency Exchange Contracts	Foreign Currency Amounts	Cost/ Proceeds ($)	Value ($)	Unrealized Appreciation (Depreciation)($)
Purchases: (continued)
Royal Bank of Canada
Brazilian Real,
Expiring
5/18/2016	2,600,000	719,086	751,086	32,000
Euro,
Expiring
5/18/2016	547,131	616,069	626,842	10,773
Toronto Dominion Bank
Euro,
Expiring
5/18/2016	444,304	501,740	509,035	7,295
UBS
Japanese Yen,
Expiring
5/25/2016	42,922,000	400,000	403,645	3,645
Mexican New Peso,
Expiring
5/25/2016	12,171,110	700,000	705,561	5,561
South Korean Won,
Expiring
5/18/2016	640,800,000	563,450	562,261	(1,189)
Turkish Lira,
Expiring
5/18/2016	940,000	335,367	334,200	(1,167)
Sales:
Bank of America
Japanese Yen,
Expiring
5/25/2016	121,605,000	1,099,999	1,143,592	(43,593)
Mexican New Peso,
Expiring
5/25/2016	9,597,885	550,000	556,391	(6,391)
Barclays Bank
Brazilian Real,
Expiring
5/25/2016	550,000	153,519	158,512	(4,993)
Chinese Yuan Renminbi,
Expiring
5/11/2016	4,953,750	750,000	763,368	(13,368)

Forward Foreign Currency Exchange Contracts	Foreign Currency Amounts	Cost/ Proceeds ($)	Value ($)	Unrealized Appreciation (Depreciation)($)
Sales: (continued)
Barclays Bank (continued)
Euro,
Expiring
5/18/2016	191,027	216,534	218,858	(2,324)
5/25/2016	1,000,000	1,133,220	1,145,929	(12,709)
Japanese Yen,
Expiring
5/25/2016	128,230,400	1,152,954	1,205,899	(52,945)
Citigroup
Japanese Yen,
Expiring
5/25/2016	121,438,900	1,100,000	1,142,030	(42,030)
Goldman Sachs International
Colombian Peso,
Expiring
5/2/2016	1,983,000,000	677,092	695,811	(18,719)
Euro,
Expiring
5/18/2016	370,125	421,801	424,048	(2,247)
6/17/2016	1,684,000	1,915,338	1,931,266	(15,928)
Indonesian Rupiah,
Expiring
5/18/2016	3,717,900,000	282,989	281,126	1,863
Israeli Shekel,
Expiring
5/18/2016	2,400,000	636,968	642,485	(5,517)
Peruvian New Sol,
Expiring
6/1/2016	3,260,000	958,302	988,889	(30,587)
HSBC
Brazilian Real,
Expiring
5/18/2016	4,850,000	1,360,583	1,401,064	(40,481)
British Pound,
Expiring
6/17/2016	179,000	254,346	261,585	(7,239)
Chinese Yuan Renminbi,
Expiring
5/11/2016	7,900,000	1,217,483	1,217,383	100
5/18/2016	3,100,000	476,534	477,549	(1,015)
Colombian Peso,
Expiring
5/18/2016	920,000,000	299,811	322,011	(22,200)

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Forward Foreign Currency Exchange Contracts	Foreign Currency Amounts	Cost/ Proceeds ($)	Value ($)	Unrealized Appreciation (Depreciation)($)
Sales: (continued)
HSBC (continued)
Euro,
Expiring
5/18/2016	580,321	660,956	664,868	(3,912)
6/17/2016	6,355,000	7,224,151	7,288,119	(63,968)
Hungarian Forint,
Expiring
5/18/2016	48,050,000	173,628	176,322	(2,694)
Israeli Shekel,
Expiring
5/18/2016	3,600,000	953,618	963,728	(10,110)
Japanese Yen,
Expiring
5/25/2016	33,286,800	300,000	313,034	(13,034)
Mexican New Peso,
Expiring
5/18/2016	39,365,000	2,269,768	2,283,664	(13,896)
Peruvian New Sol,
Expiring
6/1/2016	300,000	91,631	91,002	629
Polish Zolty,
Expiring
5/18/2016	1,643,000	429,491	430,254	(763)
Romanian Leu,
Expiring
5/18/2016	3,784,000	951,278	967,283	(16,005)
South African Rand,
Expiring
5/18/2016	2,274,457	155,253	159,117	(3,864)
Thai Baht,
Expiring
5/18/2016	15,599,748	444,285	446,396	(2,111)
Turkish Lira,
Expiring
5/18/2016	6,400,000	2,218,463	2,275,405	(56,942)
JP Morgan Chase Bank
Euro,
Expiring
5/18/2016	489,871	553,470	561,240	(7,770)
Hungarian Forint,
Expiring
5/18/2016	115,000,000	410,312	421,999	(11,687)

Forward Foreign Currency Exchange Contracts	Foreign Currency Amounts	Cost/ Proceeds ($)	Value ($)	Unrealized Appreciation (Depreciation)($)
Sales: (continued)
JP Morgan Chase Bank (continued)
Peruvian New Sol,
Expiring
6/1/2016	710,000	204,053	215,372	(11,319)
Russian Ruble,
Expiring
5/18/2016	390,000	5,741	5,988	(247)
Thai Baht,
Expiring
5/18/2016	23,000,000	653,354	658,159	(4,805)
Turkish Lira,
Expiring
5/18/2016	2,230,000	774,222	792,837	(18,615)
Royal Bank of Canada
Brazilian Real,
Expiring
5/18/2016	2,200,000	588,132	635,534	(47,402)
Polish Zolty,
Expiring
5/18/2016	2,400,000	616,070	628,490	(12,420)
Singapore Dollar,
Expiring
5/17/2016	850,000	606,730	631,721	(24,991)
Toronto Dominion Bank
Polish Zolty,
Expiring
5/18/2016	1,914,246	501,740	501,285	455
UBS
Brazilian Real,
Expiring
5/18/2016	2,200,000	589,496	635,534	(46,038)
Euro,
Expiring
6/17/2016	198,000	225,431	227,073	(1,642)
South African Rand,
Expiring
5/18/2016	24,300,000	1,659,537	1,699,986	(40,449)
Turkish Lira,
Expiring
5/25/2016	1,548,140	550,000	549,345	655
Gross Unrealized Appreciation				481,065
Gross Unrealized Depreciation				(750,706)

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Swap Transactions: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap transactions in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.

Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded and is subject to change. The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including upon termination, are recorded as realized gain (loss) in the Statement of Operations.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap transactions.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within realized gain (loss) on swap transactions in the Statement of Operations. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk. At April 30, 2016, there were no interest rate swap agreements outstanding.

Total Return Swaps: Total return swaps involve commitments to pay interest in exchange for a market-linked return based on a notional principal amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the specific reference entity, the fund either receives a payment from or makes a payment to the counterparty, respectively. Total return swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. This risk is mitigated by Master Agreements between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The following summarizes open total return swaps entered into by the fund at April 30, 2016:

OTC Total Return Swaps

Pay/ Receive	Notional Amount ($)	Reference Entity	Counterparty	Expiration	Unrealized Appreciation (Depreciation) ($)
Receive	140,102	Bayer Ag	Bank of America	10/18/2016	(15,760)
Pay	136,841	Swiss Re Ag	Bank of America	10/18/2016	6,265
Receive	22,270	Gli Finance Ltd	JP Morgan Chase Bank	11/5/2016	(1,858)
Pay	195,252	National Grid Plc	Bank of America	10/18/2016	(7,170)
Receive	140,261	Beiersdorf Ag	Bank of America	10/18/2016	(3,129)
Receive	275,272	Continental Ag	Bank of America	10/18/2016	(25,083)
Receive	124,794	Worldpay Group	Bank of America	10/18/2016	(9,311)
Pay	132,671	Hannover Rueck Se	Bank of America	10/18/2016	8,560
Pay	195,647	Hargreaves Lansdown Plc	JP Morgan Chase Bank	11/5/2016	27,192
Pay	225,181	L'Oreal Sa	Bank of America	10/18/2016	(4,800)
Pay	340,535	Sgs Sa	Bank of America	10/18/2016	(1,607)
Pay	311,390	Enagas Sa	Bank of America	10/18/2016	3,170
Pay	60,290	Countrywide Plc	JP Morgan Chase Bank	11/5/2016	8,772
Pay	230,081	Spectris Plc	JP Morgan Chase Bank	11/5/2016	(9,232)
Pay	72,151	Galliford Try Plc	JP Morgan Chase Bank	11/5/2016	12,308
Receive	214,967	Ubisoft Entertainment	Bank of America	10/18/2016	(15,203)
Receive	205,709	Nexity Sa	Bank of America	10/18/2016	25,970

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

OTC Total Return Swaps

Pay/ Receive	Notional Amount ($)	Reference Entity	Counterparty	Expiration	Unrealized Appreciation (Depreciation) ($)
Receive	482,715	Eurofins Scientific Se	Bank of America	10/18/2016	(16,936)
Receive	177,117	Saga Plc	Bank of America	10/18/2016	14,538
Receive	411,115	Wendel Sa	Bank of America	10/18/2016	(13,807)
Receive	197,039	Kier Group Plc	JP Morgan Chase Bank	11/5/2016	(25,251)
Receive	136,217	Euler Hermes Group	Bank of America	10/18/2016	839
Receive	198,529	Rathbone Brothers Plc	JP Morgan Chase Bank	11/5/2016	(14,822)
Receive	238,472	Cerved Information Solutions Spa	JP Morgan Chase Bank	11/5/2016	(10,656)
Receive	45,983	Dixons Carphone Plc	JP Morgan Chase Bank	11/5/2016	(2,747)
Receive	163,154	Gkn Plc	JP Morgan Chase Bank	11/5/2016	(1,965)
Receive	58,841	Polypipe Group Plc	JP Morgan Chase Bank	11/5/2016	(8,432)
Receive	484,155	Vodafone Group Plc	JP Morgan Chase Bank	11/5/2016	2,279
Receive	36,080	Booker Group Plc	JP Morgan Chase Bank	11/5/2016	(4,255)
Receive	151,779	Playtech Plc	JP Morgan Chase Bank	11/5/2016	(5,486)
Receive	40,384	Market Tech Holdings Ltd	Bank of America	10/18/2016	(14,595)
Receive	203,674	Sherborne Investors Guernsey B Ltd	Bank of America	10/18/2016	11,957
Pay	71,168	Halma Plc	JP Morgan Chase Bank	11/5/2016	(5,621)
Pay	10,532	Wm Morrison Supermarkets Plc	JP Morgan Chase Bank	11/5/2016	(4,659)
Receive	97,096	B&M European Value Retail Sa	JP Morgan Chase Bank	11/5/2016	(5,728)
Receive	331,846	Snam Spa	JP Morgan Chase Bank	11/5/2016	35,521
Receive	200,663	Lanxess Ag	JP Morgan Chase Bank	11/5/2016	10,561
Pay	165,522	Travis Perkins Plc	JP Morgan Chase Bank	11/5/2016	893
Pay	113,420	Rotork Plc	JP Morgan Chase Bank	11/5/2016	(9,436)
Receive	194,425	Imperial Brands Plc	JP Morgan Chase Bank	11/5/2016	(1,635)
Receive	254,599	Adecco Sa	Bank of America	10/18/2016	(15,586)

OTC Total Return Swaps

Pay/ Receive	Notional Amount ($)	Reference Entity	Counterparty	Expiration	Unrealized Appreciation (Depreciation) ($)
Receive	504,544	Vivendi Sa	Bank of America	10/18/2016	(30,236)
Pay	131,129	Electrocomponents Plc	Barclays Bank	1/12/2017	(21,070)
Pay	177,938	Bunzl Plc	Barclays Bank	1/12/2017	(13,515)
Pay	64,187	Fiat Chrysler Automobiles Nv	Barclays Bank	1/12/2017	24,362
Pay	79,051	Orion Oyj	Barclays Bank	1/12/2017	(3,573)
Receive	82,518	Takkt Ag	Barclays Bank	1/12/2017	4,425
Receive	96,015	Deutsche Boerse Ag	Barclays Bank	1/12/2017	(4,778)
Pay	94,432	J D Wetherspoon Plc	Barclays Bank	1/12/2017	12,522
Pay	173,393	Schroders Plc	Barclays Bank	1/12/2017	14,444
Receive	170,355	Tui Ag	Barclays Bank	1/12/2017	(36,035)
Receive	145,591	Micro Focus International Plc	Barclays Bank	1/12/2017	(2,122)
Pay	96,005	Galp Energia Sgps Sa	Morgan Stanley Capital Services	6/25/2016	(15,778)
Pay	116,555	Randstad Holding Nv	Morgan Stanley Capital Services	6/25/2016	15,778
Receive	326,259	Reckitt Benckiser Group Plc	Bank of America	10/18/2016	6,472
Receive	169,000	Sunrise Communications Group Ag	Morgan Stanley Capital Services	6/25/2016	(1,466)
Pay	943,558	Grifols Sa	JP Morgan Chase Bank	11/5/2016	92,415
Pay	7,827	Ferrari Nv	Barclays Bank	1/12/2017	(18,594)
Pay	232,422	Rolls-Royce Holdings Plc	JP Morgan Chase Bank	11/5/2016	(54,513)
Receive	101,958	Balfour Beatty Plc	Barclays Bank	1/12/2017	(3,712)
Pay	128,646	Whitbread Plc	JP Morgan Chase Bank	11/5/2016	1,079
Receive	33,701	London Stock Exchange Group Plc	Barclays Bank	1/12/2017	2,075
Pay	109,425	Regus Plc	Barclays Bank	1/12/2017	2,368
Receive	64,098	Melrose Industries Plc	Barclays Bank	1/12/2017	(75,677)
Pay	126,502	Halma Plc	JP Morgan Chase Bank	11/5/2016	(5,451)

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

OTC Total Return Swaps

Pay/ Receive	Notional Amount ($)	Reference Entity	Counterparty	Expiration	Unrealized Appreciation (Depreciation) ($)
Receive	43,246	Carnival Plc	JP Morgan Chase Bank	11/5/2016	(3,658)
Pay	245,501	Stora Enso Oyj	JP Morgan Chase Bank	11/5/2016	(1,169)
Receive	187,854	Associated British Foods Plc	Bank of America	10/18/2016	(11,180)
Receive	215,669	Rheinmetall Ag	Barclays Bank	1/12/2017	12,297
Pay	198,844	Bae Systems Plc	Barclays Bank	1/12/2017	(2,352)
Pay	271,410	Unilever Plc	Bank of America	10/18/2016	(158)
Receive	559,768	Asml Holding Nv	Bank of America	10/18/2016	4,637
Receive	159,907	Countryside Properties Plc	Bank of America	10/18/2016	4,915
Receive	81,229	Cie Generale Des Etablissements Michelin	Bank of America	10/18/2016	4,473
Receive	321,632	Safran Sa	Barclays Bank	1/12/2017	6,239
Pay	7,397	Greggs Plc	Barclays Bank	1/12/2017	301
Receive	178,746	Crest Nicholson Holdings Plc	Barclays Bank	1/12/2017	(1,984)
Pay	110,084	Wienerberger Ag	Barclays Bank	1/12/2017	(2,611)
Receive	130,486	Auto Trader Group Plc	Barclays Bank	1/12/2017	(3,422)
Pay	71,083	Berkeley Group Holdings Plc	Bank of America	10/18/2016	813
Receive	445,204	Severn Trent Plc	Bank of America	10/18/2016	21,801
Receive	31,610	Spire Healthcare Group Plc	Barclays Bank	1/12/2017	(3,232)
Receive	46,999	Ladbrokes Plc	Barclays Bank	1/12/2017	(604)
Receive	235,516	Shire Plc	Barclays Bank	1/12/2017	10,430
Receive	45,095	Bellway Plc	Barclays Bank	1/12/2017	(2,310)
Pay	166,483	Umicore Sa	Barclays Bank	1/12/2017	(7,838)
Receive	166,971	Schroders Plc	Barclays Bank	1/12/2017	(14,695)
Receive	80,541	Rio Tinto Plc	Bank of America	10/18/2016	11,162
Receive	166,537	Royal Dutch Shell Plc	Bank of America	10/18/2016	11,038

OTC Total Return Swaps

Pay/ Receive	Notional Amount ($)	Reference Entity	Counterparty	Expiration	Unrealized Appreciation (Depreciation) ($)
Pay	91,301	St James'S Place Plc	Barclays Bank	1/12/2017	3,964
Pay	29,574	Wm Morrison Supermarkets Plc	JP Morgan Chase Bank	11/5/2016	1,166
Receive	213,145	Spie Sa	JP Morgan Chase Bank	11/5/2016	1,012
Receive	131,251	Glaxosmithkline Plc	Bank of America	10/18/2016	9,075
Pay	108,557	Lvmh Moet Hennessy Louis Vuitton Se	Morgan Stanley Capital Services	6/25/2016	3,299
Pay	121,712	Sse Plc	Barclays Bank	1/12/2017	(3,151)
Receive	6,075	Melrose Industries Plc	Barclays Bank	1/12/2017	353
Pay	140,205	Diageo Plc	Barclays Bank	1/12/2017	3,341
Pay	82,655	Halfords Group Plc	Barclays Bank	1/12/2017	(6,047)
Receive	185,564	Smurfit Kappa Group Plc	JP Morgan Chase Bank	11/5/2016	17,031
Receive	65,349	Marwyn Value Investors Ltd	JP Morgan Chase Bank	11/5/2016	(5,793)
Receive	157,380	Zumtobel Group Ag	Bank of America	10/18/2016	(70,250)
Pay	233,339	Mediaset Espana Comunicacion Sa	Bank of America	10/18/2016	(32,742)
Receive	244,155	Atresmedia Corp De Medios De Comunicacion Sa	Bank of America	10/18/2016	22,344
Receive	169,931	Anheuser-Busch Inbev Sa/Nv	Bank of America	10/18/2016	(173)
Pay	417,003	Klepierre	Barclays Bank	1/12/2017	(6,141)
Receive	424,953	Unibail-Rodamco Se	Barclays Bank	1/12/2017	(11,266)
Receive	304,530	Red Electrica Corpocacion Sa	JP Morgan Chase Bank	11/5/2016	(1,049)
Receive	110,146	Greene King Plc	JP Morgan Chase Bank	11/5/2016	(10,141)
Receive	202,295	Ibstock Plc	JP Morgan Chase Bank	11/5/2016	(2,139)
Receive	129,304	Galiform Plc	JP Morgan Chase Bank	11/5/2016	13,115
Receive	24,000	Softcat Ltd-Wi	JP Morgan Chase Bank	11/5/2016	(973)

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

OTC Total Return Swaps

Pay/ Receive	Notional Amount ($)	Reference Entity	Counterparty	Expiration	Unrealized Appreciation (Depreciation) ($)
Receive	81,340	Svg Capital Plc	JP Morgan Chase Bank	11/5/2016	(225)
Receive	90,644	Sage Group Gbp0.01051948	JP Morgan Chase Bank	11/5/2016	(7,054)
Pay	46,257	Michael Page International Plc	JP Morgan Chase Bank	11/5/2016	2,258
Receive	211,117	Babcock International Group	Barclays Bank	1/12/2017	11,275
Pay	94,345	Basf - Ord Shs Comstk	Bank of America	10/18/2016	(1,619)
Pay	1,985	Weir Group Plc	Barclays Bank	1/12/2017	28
Receive	127,565	Savills Plc Gbp0.025	JP Morgan Chase Bank	11/5/2016	(21,547)
Receive	153,188	Provident Financial Plc	Bank of America	10/18/2016	(23,382)
Pay	62,340	Bodycote Plc	Bank of America	10/18/2016	(5,555)
Receive	101,757	Electra Private Equity Ord	JP Morgan Chase Bank	11/5/2016	(547)
Receive	66,382	British American Tobacco Plc	Barclays Bank	1/12/2017	487
Pay	63,650	Intercontl Hotels	Barclays Bank	1/12/2017	1,293
Pay	48,165	Land Securities Group Plc	Barclays Bank	1/12/2017	363
Pay	21,039	International Consolidated Air	Barclays Bank	1/12/2017	1,285
Receive	57,269	British Land Company Plc	Barclays Bank	1/12/2017	(572)
Pay	146,795	Ftse 350 Travel & Leisure Index	Bank of America	10/18/2016	10,233
Receive	595,349	Stoxx Europe 600 Price Index Eur	Bank of America	10/18/2016	(6,015)
Pay	942,022	Ftse 250 Index	JP Morgan Chase Bank	11/5/2016	26,636
Pay	134,449	Stoxx Europe 600 Automobiles & Parts Price Eur	Barclays Bank	1/12/2017	9,506
Pay	152,724	Stoxx Europe 600 Insurance Price Eur	Barclays Bank	1/12/2017	12,122
Pay	651,318	Russell Uk Mid 150 Gbp	Barclays Bank	1/12/2017	15,216

OTC Total Return Swaps

Pay/ Receive	Notional Amount ($)	Reference Entity	Counterparty	Expiration	Unrealized Appreciation (Depreciation) ($)
Pay	564,447	Euro Stoxx Personal & Household Goods Price Eur	Barclays Bank	1/12/2017	(2,777)
Pay	324,248	Stoxx Europe 600 Industrial Goods & Services Price Eur	Barclays Bank	1/12/2017	(13,134)
Pay	48,506	Ftse 250 Index	Bank of America	10/18/2016	(2,766)
Pay	215,906	Ftse 350 General Retailers Index	Bank of America	10/18/2016	4,550
Pay	483,614	Stoxx Europe 600 Food & Beverage Price Eur	Bank of America	10/18/2016	(1,615)
Receive	234,960	Euro Stoxx 50 Index Dividend Futures	Bank of America	12/21/2019	2,748
Receive	345,345	Euro Stoxx 50 Index Dividend Futures	Bank of America	12/22/2018	2,834
Receive	927,110	Euro Stoxx 50 Index Dividend Futures	Bank of America	12/16/2016	8,554
Receive	56,020	Stxe 600 Realestate Eur Pr	JP Morgan Chase Bank	11/5/2016	(444)
Pay	66,207	Ftse 350 Banks Index	JP Morgan Chase Bank	11/5/2016	962
Pay	1,397,197	Ftse 250 Index	Barclays Bank	1/12/2017	(20,297)

Gross Unrealized Appreciation					617,921
Gross Unrealized Depreciation					(853,917)

Credit Default Swaps: Credit default swaps involve commitments to pay a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced obligation or index) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. The fund enters into these agreements to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. For those credit default swaps in which the fund is paying a fixed rate, the fund is buying credit protection on the instrument. In the event of a credit event, the fund would receive the full notional amount for the reference obligation. For those credit default swaps in which the fund is receiving a fixed rate, the fund is selling credit protection on the underlying instrument. The maximum payouts for these agreements are limited to the notional amount of each swap. Credit default swaps may involve greater risks than if the fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

The maximum potential amount of future payments (undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement which may exceed the amount of unrealized appreciation or depreciation reflected in the Statement of Assets and Liabilities. Notional amounts of all credit default swap agreements are disclosed in the following chart, which summarizes open credit default swaps on index issues entered into by the fund. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, underlying securities comprising the referenced index, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the fund for the same referenced entity or entities. The following summarizes open credit default swaps entered into by the fund at April 30, 2016:

OTC Credit Default Swaps

Reference Obligation ($)	Notional Amount($)[1]	(Pay) Receive Fixed Rate (%)	Implied Credit Spread (%)[2]	Market Value ($)	Upfront Premiums Received (Paid) ($)	Unrealized Appreciation (Depreciation) ($)
Sales Contracts:[3]
Bank of America
UBS AG/Stamford CT, 5.875%, 7/15/2016
12/20/2020†	300,000	1.00	149.77	(7,386)	(2,684)	(4,702)
UniCredit SpA, 4.4%, 6/14/2017
6/20/2021†	200,000	1.00	360.67	(27,864)	(34,232)	6,368
Barclays Bank
Brazilian Government International Bond, 4.25%, 1/7/2025
6/20/2021†	1,100,000	1.00	333.48	(118,727)	(128,540)	9,813
UniCredit SpA, 4.4%, 6/14/2017
6/20/2021†	200,000	1.00	360.67	(27,865)	(31,009)	3,144
Credit Suisse International
Rolls-Royce PLC, 6.75%, 4/30/2019
12/20/2020†	50,000	1.00	110.33	(206)	(1,616)	1,410
Rolls-Royce PLC, 6.75%, 4/30/2019
12/20/2020†	50,000	1.00	110.33	(206)	(1,867)	1,661
Rolls-Royce PLC, 6.75%, 4/30/2019
12/20/2020†	50,000	1.00	110.33	(206)	(1,449)	1,243
Rolls-Royce PLC, 6.75%, 4/30/2019
12/20/2020†	50,000	1.00	110.33	(206)	(1,568)	1,362
Purchased Contracts:[4]

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

OTC Credit Default Swaps

Reference Obligation ($)	Notional Amount($)[1]	(Pay) Receive Fixed Rate (%)	Implied Credit Spread (%)[2]	Market Value ($)	Upfront Premiums Received (Paid) ($)	Unrealized Appreciation (Depreciation) ($)
Bank of America
Aviva PLC, 6.125%, 11/14/2036
12/20/2020†	260,000	1.00	181.27	10,606	19,268	(8,662)
BMW Finance NV, 5%, 8/6/2018
12/20/2020†	200,000	1.00	61.49	(4,347)	(2,346)	(2,001)
Markit CDX Emerging Market Index Series 25, 6/20/2021
6/20/2021†	800,000	1.00	283.52	65,911	71,930	(6,019)
Standard Chartered Bank, 5.875%, 9/26/2017
12/20/2020†	200,000	1.00	233.69	13,455	13,519	(64)
UBS AG/Jersey, 4.75%, 6/7/2017
12/20/2020†	300,000	1.00	63.62	(6,156)	(8,368)	2,212
Barclays Bank
Markit CDX Emerging Market Index Series 25, 6/20/2021
6/20/2021†	1,300,000	1.00	283.52	107,106	109,074	(1,968)
BNP Paribas
American Express Co, 7%, 3/19/2018
6/20/2021†	350,000	1.00	48.21	(9,446)	(8,836)	(610)

OTC Credit Default Swaps

Reference Obligation ($)	Notional Amount($)[1]	(Pay) Receive Fixed Rate (%)	Implied Credit Spread (%)[2]	Market Value ($)	Upfront Premiums Received (Paid) ($)	Unrealized Appreciation (Depreciation) ($)
American Express Co, 7%, 3/19/2018
6/20/2021†	50,000	1.00	48.21	(1,350)	(1,265)	(85)
American Express Co, 7%, 3/19/2018
6/20/2021†	50,000	1.00	48.21	(1,349)	(1,264)	(85)
China Government International Bond, 7.5%, 10/28/2027
6/20/2021†	1,000,000	1.00	127.86	12,475	14,652	(2,177)
Credit Suisse International
Airbus Group Finance BV, 5.5%, 9/25/2018
12/20/2020†	50,000	1.00	54.89	(1,264)	259	(1,523)
Airbus Group Finance BV, 5.5%, 9/25/2018
12/20/2020†	50,000	1.00	54.89	(1,263)	(121)	(1,142)
Airbus Group Finance BV, 5.5%, 9/25/2018
12/20/2020†	50,000	1.00	54.89	(1,263)	6	(1,269)
Airbus Group Finance BV, 5.5%, 9/25/2018
12/20/2020†	50,000	1.00	54.89	(1,264)	(46)	(1,218)
Barclays Bank PLC, 6%, 1/23/2018
12/20/2020†	200,000	1.00	214.41	11,459	7,355	4,104

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

OTC Credit Default Swaps

Reference Obligation ($)	Notional Amount($)[1]	(Pay) Receive Fixed Rate (%)	Implied Credit Spread (%)[2]	Market Value ($)	Upfront Premiums Received (Paid) ($)	Unrealized Appreciation (Depreciation) ($)
Barclays Bank PLC, 6%, 2/11/2021
6/20/2021†	200,000	1.00	222.7	13,542	13,764	(222)
HSBC Bank PLC, 2.4805%, 2/11/2021
6/20/2021†	300,000	1.00	181.66	13,575	12,601	974
HSBC Bank PLC, 2.4805%, 2/11/2021
12/20/2020†	200,000	1.00	173.86	7,399	9,112	(1,713)
Kering, 6.5%, 11/6/2017
12/20/2020†	150,000	1.00	63.58	(3,095)	(586)	(2,509)
Kering, 6.5%, 11/6/2017
12/20/2020†	190,000	1.00	63.58	(3,920)	(170)	(3,750)
Markit CDX Emerging Market Index Series 25, 6/20/2021
6/20/2021†	1,800,000	1.00	283.52	148,301	160,955	(12,654)
Standard Chartered Bank, 5.875%, 9/26/2017
6/20/2021†	200,000	1.00	245.79	16,140	16,894	(754)
Union Pacific Corp, 6.625%, 2/1/2029
12/20/2020†	550,000	1.00	24.06	(19,677)	(16,338)	(3,339)
Union Pacific Corp, 6.625%, 2/1/2029
12/20/2020†	570,000	1.00	24.06	(20,393)	(16,410)	(3,983)
Valeo SA, 3.25%, 1/22/2024
12/20/2020†	150,000	1.00	68.62	(2,692)	(204)	(2,488)

OTC Credit Default Swaps

Reference Obligation ($)	Notional Amount($)[1]	(Pay) Receive Fixed Rate (%)	Implied Credit Spread (%)[2]	Market Value ($)	Upfront Premiums Received (Paid) ($)	Unrealized Appreciation (Depreciation) ($)
Valeo SA, 3.25%, 1/22/2024
12/20/2020†	50,000	1.00	68.62	(897)	323	(1,220)
Goldman Sachs International
Bank of China Ltd/Hong Kong, 3.125%, 1/23/2019
12/20/2020†	380,000	1.00	138.16	6,000	14,329	(8,329)
Bank of China Ltd/Hong Kong, 3.125%, 1/23/2019
6/20/2021†	200,000	1.00	152.16	4,836	4,681	155
Daimler AG, 2%, 5/5/2017
12/20/2020†	200,000	1.00	64.49	(4,027)	(3,448)	(579)
General Mills Inc, 5.7%, 2/15/2017
12/20/2020†	400,000	1.00	27.93	(13,593)	(12,357)	(1,236)
HSBC Bank PLC, 2.4805%, 2/11/2021
12/20/2020†	140,000	1.00	173.86	5,180	7,764	(2,584)
Valeo SA, 3.25%, 1/22/2024
12/20/2020†	50,000	1.00	68.62	(898)	202	(1,100)
Veolia Environnement SA, 5.375%, 5/28/2018
12/20/2020†	400,000	1.00	56.84	(9,708)	(7,398)	(2,310)

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

OTC Credit Default Swaps

Reference Obligation ($)	Notional Amount($)[1]	(Pay) Receive Fixed Rate (%)	Implied Credit Spread (%)[2]	Market Value ($)	Upfront Premiums Received (Paid) ($)	Unrealized Appreciation (Depreciation) ($)
HSBC
Russian EuroBond, 7.5%, 3/31/2030
6/20/2021†	1,000,000	1.00	243.55	67,665	69,496	(1,831)
South Africa Government International Bond, 5.5%, 3/9/2020
6/20/2021†	500,000	1.00	280.1	42,187	57,912	(15,725)
JP Morgan Chase Bank
Daimler AG, 2%, 5/5/2017
6/20/2021†	200,000	1.00	69.9	(3,780)	(1,095)	(2,685)
Gross Unrealized Appreciation						32,446
Gross Unrealized Depreciation						(100,536)

†  Expiration Date

1 The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

2 Implied credit spreads, represented in absolute terms, utilized in determining the market value as of the period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as "Defaulted" indicates a credit event has occurred for the referenced entity. Credit spreads are unaudited.

3 If the fund is a seller of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the reference obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.

4 If the fund is a buyer of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.

Centrally Cleared Credit Default Swaps

Reference Obligation ($)†	Notional Amount($) [1]	(Pay) Receive Fixed Rate (%)	Implied Credit Spread(%) [2]	Market Value ($)	Upfront Premiums Received (Paid) ($)	Unrealized Appreciation (Depreciation) ($)
Sales Contracts:[3]
Citigroup
Markit ITRAXX Euro Crossover Series 25, 12/20/2020
12/20/2020††	2,450,000	5.00	336.75	205,674	131,931	73,743
Goldman Sachs International
Markit ITRAXX Euro Crossover Series 25, 12/20/2020
12/20/2020††	4,400,000	5.00	336.75	369,372	248,061	121,311
JP Morgan Chase Bank
Markit ITRAXX Euro Crossover Series 25, 12/20/2020
12/20/2020††	2,000,000	5.00	336.75	167,896	157,264	10,632
Purchased Contracts:[4]
Goldman Sachs International
Markit ITRAXX Euro Crossover Series 25, 12/20/2020
12/20/2020††	5,250,000	5.00	336.75	(440,728)	(311,175)	(129,553)
JP Morgan Chase Bank
Markit ITRAXX Euro Crossover Series 25, 12/20/2020
12/20/2020††	3,600,000	5.00	336.75	(302,214)	(64,906)	(237,308)
Gross Unrealized Appreciation						205,686
Gross Unrealized Depreciation						(366,861)

† Clearing House-Chicago Mercantile Exchange
†† Expiration Date

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

1 The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

2 Implied credit spreads, represented in absolute terms, utilized in determining the market value as of the period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as "Defaulted" indicates a credit event has occurred for the referenced entity. Credit spreads are unaudited.

3 If the fund is a seller of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the reference obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.

4 If the fund is a buyer of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.

GAAP requires disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. All required disclosures have been made and are incorporated within the current period as part of the Notes to the Statement of Investments and disclosures within this Note.

The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Fair value of derivative instruments as of April 30, 2016 is shown below:

	Derivative Assets ($)			Derivative Liabilities ($)
Interest rate risk	74,790	[1,2]	Interest rate risk	(39,266)	[1,3]
Equity risk	1,197,313	[1,2,4]	Equity risk	(1,417,581)	[1,3,4]
Foreign exchange risk	660,667	[2,5]	Foreign exchange risk	(1,056,392)	[1,3,5]
Credit risk	243,449	[2,4]	Credit risk	(560,934)	[3,4]
Gross fair value of derivative contracts	2,176,219			(3,074,173)

Statement of Assets and Liabilities location:

[1]Includes cumulative appreciation (depreciation) on financial futures as reported in the Statement of Financial Futures, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.

[2]Options purchased are included in Investments in securities—Unaffiliated issuers, at value.
[3]Outstanding options written, at value.

[4]Includes cumulative appreciation (depreciation) on swap agreements as reported in the swap tables in Note 4. Unrealized appreciation (depreciation) on OTC swap agreements and only unpaid variation margin on cleared swap agreements, are reported in the Statement of Assets and Liabilities.

[5]Unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

The effect of derivative instruments in the Statement of Operations during the period ended April 30, 2016 is shown below:

Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying risk	Financial Futures	[1]	Options Transactions	[2]	Forward Contracts	[3]	Swaps Transactions	[4]	Total
Interest rate	(202,332)		-		-		4		(202,328)
Equity	18,672		(42,911)		-		82,898		58,659
Foreign Exchange	(349,825)		(20,166)		(444,863)		-		(814,854)
Credit	-		24,938		-		(193,386)		(168,448)
Total	(533,485)		(38,139)		(444,863)		(110,484)		(1,126,971)

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
Underlying risk	Financial Futures	[5]	Options Transactions	[6]	Forward Contracts	[7]	Swaps Transactions	[8]	Total
Interest rate	32,774		(1,766)		-		-		31,008
Equity	(38,183)		60,873		-		(235,996)		(213,306)
Foreign Exchange	(173,946)		(4,367)		(269,641)		-		(447,954)
Credit	-		16,727		-		(229,265)		(212,538)
Total	(179,355)		71,467		(269,641)		(465,261)		(842,790)
Statement of Operations location:

[1]Net realized gain (loss) on financial futures.
[2]Net realized gain (loss) on options transactions.
[3]Net realized gain (loss) on forward foreign currency exchange contracts.
[4]Net realized gain (loss) on swaps transactions.
[5]Net unrealized appreciation (depreciation) on financial futures.
[6]Net unrealized appreciation (depreciation) on options transactions.
[7]Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
[8]Net unrealized appreciation (depreciation) on swap transactions.

The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.

At April 30, 2016, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Financial futures	97,589	(276,944)
Options	741,512	(725,209)
Forward contracts	481,065	(750,706)
Swaps	856,053	(1,321,314)
Total gross amount of derivative
assets and liabilities in the
Statement of Assets and Liabilities	2,176,219	(3,074,173)
Derivatives not subject to
Master Agreements	(875,033)	1,246,548
Total gross amount of assets
and liabilities subject to
Master Agreements	1,301,186	(1,827,625)

The following tables present derivative assets and liabilities net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of April 30, 2016:

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral		Net Amount of
Counterparty	Assets ($)	[1]	for Offset ($)	Received ($)	[2]	Assets ($)
Bank of America	259,917		(259,917)	-		-
Barclays Bank	233,054		(233,054)	-		-
Citigroup	9,497		(9,497)	-		-
Goldman Sachs International	93,153		(93,153)	-		-
HSBC	326,918		(326,918)	-		-
JP Morgan Chase Bank	294,039		(294,039)	-		-
Morgan Stanley Capital Services	19,077		(17,244)	-		1,833
Royal Bank of Canada	42,773		(42,773)	-		-
Toronto Dominion Bank	7,750		-	-		7,750
UBS	15,008		(15,008)	-		-
Total	1,301,186		(1,291,603)	-		9,583

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral		Net Amount of
Counterparty	Liabilities ($)	[1]	for Offset ($)	Pledged ($)	[2]	Liabilities ($)
Bank of America	(442,749)		259,917	-		(182,832)
Barclays Bank	(374,393)		233,054	-		(141,339)
BNP Paribas	(2,957)		-	-		(2,957)
Citigroup	(42,030)		9,497	-		(32,533)
Goldman Sachs International	(108,250)		93,153	-		(15,097)
HSBC	(366,726)		326,918	-		(39,808)
JP Morgan Chase Bank	(297,978)		294,039	3,939		-
Morgan Stanley Capital Services	(17,244)		17,244	-		-
Royal Bank of Canada	(84,813)		42,773	-		(42,040)
UBS	(90,485)		15,008	-		(75,477)
Total	(1,827,625)		1,291,603	3,939		(532,083)

[1] Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.
2 In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
† See Statement of Investments for detailed information regarding collateral held for open financial futures contracts.

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2016:

Average Market Value ($)
Equity financial futures	2,235,778
Equity options contracts	320,563
Interest rate financial futures	8,749,416
Interest rate options contracts	10,547
Foreign currency financial futures	7,375,732
Foreign currency options contracts	222,610
Forward contracts	26,867,296
Credit options contracts	54,343

The following summarizes the average notional value of swap agreements outstanding during the period ended April 30, 2016:

Average Notional Value ($)
Equity total return swap agreements	18,114,532
Credit default swap agreements	16,330,549

At April 30, 2016, accumulated net unrealized appreciation on investments was $1,160,362, consisting of $1,594,596 gross unrealized appreciation and $434,234 gross unrealized depreciation.

At April 30, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

For More Information

BNY Mellon Absolute Insight Multi-Strategy Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Sub-Investment Adviser

Pareto Investment
Management Limited
160 Queen Victoria Street
London, EC4V, 4LA, UK

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols: Class A: MAJAX Class C: MAJCX Class I: MAJIX Class Y: MAJYX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2016 MBSC Securities Corporation 4012SA0416

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Absolute Insight Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    June 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

             Bradley J. Skapyak

            President

Date:    June 22, 2016

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    June 22, 2016

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)